BASIS OF PRESENTATION	12 Months Ended
Feb. 28, 2023
Basis Of Presentation
BASIS OF PRESENTATION

2.	BASIS OF PRESENTATION

Statement of compliance

These consolidated financial statements, including comparatives, have been prepared in accordance with International Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The preparation of consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, profit and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and further periods if the review affects both current and future periods. Estimates with a significant risk of material adjustment are discussed in Note 3.

Certain accounts have been reclassified to be consistent with the current period classification.

These consolidated financial statements were approved and authorized for issue by the Board of Directors on May 29, 2023.

Principles of consolidation

The consolidated financial statements include the accounts of the Company and the following subsidiaries:

Name	Jurisdiction
American Lithium Holdings Corp.	British Columbia, Canada
Big Smoky Holdings, Inc.	Nevada, USA
Tonopah Lithium Corp.	Nevada, USA
Maran Ventures Ltd. (“Maran”)	Nevada, USA
Plateau Energy Metals Inc. (“Plateau”)	Ontario, Canada
Macusani Yellowcake S.A.C. (“Macusani”)	Peru
Macusani Uranium S.A.C.	Peru

All intercompany transactions, balances, revenue and expenses are eliminated on consolidation. During the year ended February 28, 2023, the Company amalgamated 1032701 Nevada Ltd., 1065604 Nevada Ltd., 1067323 Nevada Ltd., 1134989 Nevada Ltd., 1301420 Nevada Ltd., and 4286128 Nevada Corp. as one company under Tonopah Lithium Corp. In addition, the Company amalgamated Big Smoky Holdings Corp. as one company under American Lithium Holdings Corp. On January 24, 2023, the Company acquired 100% of the outstanding shares of Maran (Note 7).

Subsidiaries

Subsidiaries are all entities over which the Company has exposure to variable returns from its involvement and has the ability to use power over the investee to affect its returns. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company until the date on which control ceases.